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  SUPPLEMENT NO. 1 DATED SEPTEMBER 30, 2003 TO TIAA-CREF INSTITUTIONAL MUTUAL
                    FUNDS PROSPECTUS -- INSTITUTIONAL CLASS
                             DATED FEBRUARY 1, 2003

Effective October 1, 2003, the Inflation-Linked Bond Fund will change its benchmark index from the Salomon Smith Barney Inflation-Linked Bond Index to the Lehman Brothers U.S. Treasury Inflation Notes Index.


                                                                         AF30053
                                                                           10/03